Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.02%
Australia–4.07%
Transurban Group	503,295	$4,931,979
Brazil–0.34%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	37,152	409,044
Canada–11.77%
Enbridge, Inc.	85,505	3,501,043
Gibson Energy, Inc.	143,398	2,568,242
Hydro One Ltd.(a)	112,349	3,071,855
TC Energy Corp.	118,603	5,110,300
		14,251,440
China–5.57%
China Gas Holdings Ltd.	325,200	507,854
China Resources Gas Group Ltd.	312,000	1,313,918
ENN Energy Holdings Ltd.	82,300	1,238,479
Guangdong Investment Ltd.	1,800,000	1,959,756
Hainan Meilan International Airport Co. Ltd.(b)	235,000	712,373
Kunlun Energy Co. Ltd.	440,000	346,776
Yuexiu Transport Infrastructure Ltd.	1,112,000	659,100
		6,738,256
Denmark–1.31%
Orsted A/S(a)	17,757	1,582,766
France–7.19%
Vinci S.A.	77,143	8,702,880
Italy–4.36%
Infrastrutture Wireless Italiane S.p.A.(a)	175,516	1,924,240
Italgas S.p.A.	573,598	3,352,838
		5,277,078
Japan–1.54%
Toho Gas Co. Ltd.	28,800	563,926
Tokyo Gas Co. Ltd.	62,300	1,301,548
		1,865,474
Luxembourg–1.05%
SES S.A., FDR	164,360	1,276,646
Mexico–1.96%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,731	2,374,832
Netherlands–0.68%
Koninklijke Vopak N.V.	27,175	819,851
Nigeria–0.63%
IHS Holding Ltd.(b)	98,837	759,068
Shares		Value
Spain–5.46%
Aena SME S.A.(a)(b)	4,988	$748,174
Cellnex Telecom S.A.(a)	62,119	2,437,653
Iberdrola S.A.	153,672	1,797,029
Solaria Energia y Medio Ambiente S.A.(b)	79,005	1,621,970
		6,604,826
Switzerland–1.23%
Flughafen Zurich AG(b)	8,204	1,492,672
United Kingdom–4.85%
National Grid PLC	185,394	2,358,183
SSE PLC	164,447	3,510,465
		5,868,648
United States–46.01%
American Tower Corp.	52,696	11,771,760
CenterPoint Energy, Inc.	151,974	4,577,457
Cheniere Energy, Inc.	35,761	5,463,923
CMS Energy Corp.	20,538	1,297,796
Crown Castle, Inc.	17,176	2,543,937
DT Midstream, Inc.	46,775	2,556,722
Edison International	69,000	4,754,100
Eversource Energy	69,934	5,757,666
Exelon Corp.	10,519	443,797
ONEOK, Inc.	74,930	5,131,206
PG&E Corp.(b)	140,376	2,231,978
PPL Corp.	141,239	4,180,674
SBA Communications Corp., Class A	3,701	1,101,159
Sempra Energy	14,589	2,339,054
Targa Resources Corp.	8,293	622,141
Williams Cos., Inc. (The)	28,190	908,846
		55,682,216
Total Common Stocks & Other Equity Interests (Cost $106,827,137)		118,637,676
Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	690,671	690,671
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	493,166	493,314
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	789,338	789,338
Total Money Market Funds (Cost $1,973,323)		1,973,323
TOTAL INVESTMENTS IN SECURITIES—99.65% (Cost $108,800,460)		120,610,999
OTHER ASSETS LESS LIABILITIES–0.35%		421,502
NET ASSETS–100.00%		$121,032,501

Investment Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $9,764,688, which represented 8.07% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$193,359	$4,716,186	$(4,218,874)	$-	$-	$690,671	$3,670
Invesco Liquid Assets Portfolio, Institutional Class	138,164	3,368,705	(3,013,601)	(42)	88	493,314	3,268
Invesco Treasury Portfolio, Institutional Class	220,982	5,389,927	(4,821,571)	-	-	789,338	5,003
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	770,155	1,908,857	(2,679,012)	-	-	-	2,729*
Invesco Private Prime Fund	1,980,320	4,571,753	(6,552,340)	(1)	268	-	8,056*
Total	$3,302,980	$19,955,428	$(21,285,398)	$(43)	$356	$1,973,323	$22,726

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,931,979	$—	$4,931,979
Brazil	409,044	—	—	409,044
Canada	14,251,440	—	—	14,251,440
China	—	6,738,256	—	6,738,256
Denmark	—	1,582,766	—	1,582,766
France	—	8,702,880	—	8,702,880
Italy	—	5,277,078	—	5,277,078
Japan	—	1,865,474	—	1,865,474
Luxembourg	—	1,276,646	—	1,276,646
Mexico	2,374,832	—	—	2,374,832
Netherlands	—	819,851	—	819,851
Nigeria	759,068	—	—	759,068
Spain	—	6,604,826	—	6,604,826
Switzerland	—	1,492,672	—	1,492,672
United Kingdom	—	5,868,648	—	5,868,648
United States	55,682,216	—	—	55,682,216
Money Market Funds	1,973,323	—	—	1,973,323
Total Investments	$75,449,923	$45,161,076	$—	$120,610,999
Invesco Global Infrastructure Fund